Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net

Intangible assets consisted of the following:

	As of December 31, 2025	As of December 31, 2024

Software	$30,637	$19,681
Distribution rights	300,347	337,827
Total intangible assets	330,984	357,508
Less: accumulated amortization	(169,550)	(20,213)
Total intangible assets, net	$161,434	$337,295

Schedule of amortization expense

The following table sets forth the Company’s amortization expense for the next five years ending:

Amortization
expenses
Twelve months ending December 31, 2026	$138,221
Twelve months ending December 31, 2027	6,127
Twelve months ending December 31, 2028	6,127
Twelve months ending December 31, 2029	10,959
Total	$161,434